Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in unconsolidated subsidiaries and affiliates	A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2021 and 2020 is as follows:

	2021	2020
	(in millions)
Equity method	$630	$514
Cost method	62	15
Total	$692	$529

Schedule of results of operations and financial position
A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows (unaudited):

	For The Years Ended December 31,
	2021	2020	2019
	(in millions)
Net revenue	$2,468	$2,716	$2,480
Income before taxes	$354	$133	$71
Net income	$273	$50	$29

	As of December 31,
	2021	2020
	(in millions)
Total Assets	$8,141	$8,529
Total Liabilities	$6,880	$7,449
Total Equity	$1,261	$1,080